Company Financial Information - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017	Aug. 01, 2016	Jun. 29, 2016	Mar. 11, 2015
Condensed Financial Statements, Captions [Line Items]
Liquid asset held, amount	$ 1,300,000,000
Dividend payout ratio that when exceeded begins to receive close scrutiny from fed	30.00%
Stock repurchase progam, authorized amount, prior to satisfying contingency of prior preferred stock issuance						$ 2,140,000,000
Stock repurchase program, additional authorized amount after preferred stock issuance prerequisite						560,000,000
Authorized amount of shares to repurchase						$ 2,700,000,000.0	$ 3,102,000,000.000
Preferred stock, amount					$ 1,000,000,000
Average reserve balances with federal reserve banks	$ 6,000,000,000	$ 6,500,000,000
Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Common stock, dividends declared	$ 160,000,000	$ 182,000,000	$ 809,000,000
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval				$ 5,400,000,000